Disclosure of pre-commercial production costs (Details) $ in Thousands	3 Months Ended
Mar. 31, 2016 USD ($)
Statement [Line Items]
Costs incurred during precommercial production	$ 21,222
Revenue during precommercial production, net of royalties	(10,048)
Net costs capitalized	$ 11,174